BUSINESS COMBINATIONS - Acquisition of BI Live (Details) - USD ($) $ in Thousands			12 Months Ended
		Feb. 26, 2021	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019	Nov. 11, 2019
Disclosure of detailed information about business combination [line items]
Closing cash payment	[2]		$ 161,107	[1]	$ 84,643	$ 103,978
Other financial liabilities			113,927
Other financial liabilities - non current			66,932		74,376
Other financial liabilities - current			63,059		19,822
Loss on remeasurement of contingent consideration			204
Contingent consideration
Disclosure of detailed information about business combination [line items]
Other financial liabilities - non current			66,932		73,639
Other financial liabilities - current			61,561		19,729
Loss on remeasurement of contingent consideration			4,694		2,431	85
BI Live
Disclosure of detailed information about business combination [line items]
Closing cash payment							$ 366
Other financial liabilities					423		$ 3,000
Payment for contingent consideration		$ 503
Loss on remeasurement of contingent consideration			372
BI Live | Contingent consideration
Disclosure of detailed information about business combination [line items]
Fair value of contingent consideration					535
Other financial liabilities - non current			202		397
Other financial liabilities - current			210		138
Loss on remeasurement of contingent consideration			$ 372		$ 0	$ 0

[1]	As of December 31, 2021, the Company issued 10,088, 10,842 and 7,032 common shares for a total amount of 2,149, 2,372 and 2,100, respectively, according to the subscription agreement included in the stock purchase agreement signed with Hybrido´s, Walmeric´s and Navint's sellers, these were non-cash transaction. As of December 31, 2020, the Company issued 20,918, 5,551 and 189,287 common shares for a total amount of 3,618, 1,123 and 40,354, respectively, according to the subscription agreement included in the stock purchase agreement signed with Grupo ASSA´s, Giant Monkey Robot´s and Bluecap Management Consulting's sellers, these were non-cash transaction.
[2]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries net of cash acquired (note 26)